Share-based Compensation (Details) - Schedule of total outstanding options under 521 Plan - 521 Plan [Member]	12 Months Ended
	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 $ / shares
Number of options
Share-based Compensation (Details) - Schedule of total outstanding options under 521 Plan [Line Items]
Number of options, Outstanding | shares	150,000,000
Number of options, Granted | shares	130,000,000		150,000,000
Number of options, Exercised | shares
Number of options, Forfeited | shares
Number of options, Outstanding | shares	280,000,000		150,000,000
Weighted average exercise price in US$
Share-based Compensation (Details) - Schedule of total outstanding options under 521 Plan [Line Items]
Weighted average exercise price, Outstanding | $ / shares		$ 1.5
Weighted average exercise price, Granted | $ / shares		1.3		1.5
Weighted average exercise price, Exercised | $ / shares
Weighted average exercise price, Forfeited | $ / shares
Weighted average exercise price, Outstanding | $ / shares		$ 1.4		$ 1.5
Weighted average remaining contractual life (Years)
Share-based Compensation (Details) - Schedule of total outstanding options under 521 Plan [Line Items]
Weighted average remaining contractual life (Years), Outstanding	5 years
Weighted average remaining contractual life (Years), Granted	5 years		5 years
Weighted average remaining contractual life (Years), Exercised
Weighted average remaining contractual life (Years), Forfeited
Weighted average remaining contractual life (Years), Outstanding	4 years
Aggregate Intrinsic Value RMB
Share-based Compensation (Details) - Schedule of total outstanding options under 521 Plan [Line Items]
Aggregate Intrinsic Value, Outstanding | ¥
Aggregate Intrinsic Value, Granted | ¥
Aggregate Intrinsic Value, Exercised | ¥
Aggregate Intrinsic Value, Forfeited | ¥
Aggregate Intrinsic Value, Outstanding | ¥